INVENTORIES (Details 1)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Beginning balance	¥ 4,024,663	$ 607,974	¥ 5,398,179
Charge to cost of sales	65,245	9,856	0
Less: write-off	(2,690,384)	(406,415)	(1,373,516)
Ending balance	¥ 1,399,524	$ 211,415	¥ 4,024,663